Intermountain Refining Co., Inc
PO Box 35
Farmington, NM 87499
(505) 326-2668

March 31, 2006

Securities and Exchange Commission
Washington, D.C. 20549

RE: Commission File Number 333-91191
Response letter to SEC comment letter dated March 27, 2006

Ladies and Gentlemen:

We have included in this filing a copy of our response letter to the SEC comment letter dated March 27, 2006 with respect to our Form 10-KSB/A filed with the Commission on Fabruary 15, 2006..

Please feel free to contact us if you require any addition information regarding this matter.

Sincerely,

/s/Rick L. Hurt

Rick L. Hurt, Secretary, Treasurer, Director